Equity (Details) - Schedule of Dividends - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Dividends [Abstract]
Income for the year	R$ 268,536	R$ 520,100
(-) Constitution of legal reserve (5% of net income)	(13,427)	(26,005)
Adjusted profit for the year	255,109	494,095
(-) Mandatory minimum dividends - 25% of adjusted net income	(63,777)	(123,524)
(-) Additional dividends proposed	(191,332)	(196,476)
Proposed dividends	(255,109)	(320,000)
(-) Additional dividends proposed on profit reserve	(64,891)
Total dividends	(320,000)	(320,000)
Constitution of reserve for investments and expansion		R$ 174,095
Total shares of paid up capital (per thousand shares) (in Shares)	102,377	102,377
(-) Treasury shares (per thousand shares) (in Shares)	(3,571)	(3,533)
(=) Outstanding shares (per thousand shares) (in Shares)	98,806	98,844
Dividend per share (R$) (in Brazil Real per share)	R$ 3.24	R$ 3.24